AXS All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 32.0%
	COMMUNICATIONS — 8.3%
146	Electronic Arts, Inc.	$17,838
150	Meta Platforms, Inc. - Class A*	18,051
		35,889
	CONSUMER DISCRETIONARY — 3.2%
345	BorgWarner, Inc.	13,886
	HEALTH CARE — 5.8%
189	Gilead Sciences, Inc.	16,226
112	Incyte Corp.*	8,996
		25,222
	INDUSTRIALS — 4.7%
99	3M Co.	11,872
34	Cummins, Inc.	8,238
		20,110
	TECHNOLOGY — 10.0%
113	Garmin Ltd.[1]	10,429
468	Juniper Networks, Inc.	14,957
562	Western Digital Corp.*	17,731
		43,117
	TOTAL COMMON STOCKS
	(Cost $142,375)	138,224
	EXCHANGE-TRADED FUNDS — 41.0%
1,372	Sprott Physical Gold Trust*,1	19,345
1,309	Invesco DB U.S. Dollar Index Bullish Fund	36,403
3,636	AGFiQ U.S. Market Neutral Anti-Beta Fund	77,120
2,872	Sprott Physical Platinum & Palladium Trust*,1	39,088
451	ProShares VIX Short-Term Futures ETF*	5,132
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $176,907)	177,088
	PREFERRED STOCKS — 7.4%
	CONSUMER DISCRETIONARY — 1.6%
264	WESCO International, Inc., 10.625%[2,3,4]	6,922
	ENERGY — 0.1%
20	NuStar Energy LP, 10.397%[2,3,4]	407
	FINANCIALS — 5.7%
1,000	Goldman Sachs Group, Inc., 5.500%[2,3,4]	24,650
	TOTAL PREFERRED STOCKS
	(Cost $32,089)	31,979

AXS All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AGENCIES — 22.4%
$50,000	United States Treasury Bill, 0.000%, 11/30/2023*	$47,941
50,000	United States Treasury Bill, 0.000%, 06/01/2023*	49,068
	TOTAL U.S. GOVERNMENT AGENCIES
	(Cost $97,081)	97,009

Number of Shares
	SHORT-TERM INVESTMENTS — 4.1%
17,815	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.071%[5]	17,815
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,815)	17,815
	TOTAL INVESTMENTS — 106.9%
	(Cost $466,267)	462,115
	Liabilities in Excess of Other Assets — (6.9)%	(29,785)
	TOTAL NET ASSETS — 100.0%	$432,330

ETF –	Exchange-Traded Fund
LP –	Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]	Perpetual maturity
[4]	Variable rate security.
[5]	The rate is the annualized seven-day yield at period end.